INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

	As of December 31,
	2021	2020
Intangible assets	153,739	166,432
Impairment	(9,625)	(9,413)
	144,114	157,019

Details on the nature and movements of intangible assets as of December 31, 2021 are as follows:

	Gross value as of				Gross value as of
	December 31,		Currency translation		December 31,
	2020	CAPEX	adjustments	Decreases	2021
3G/4G licenses	70,284	—	—	—	70,284
PCS and SRCE licenses (Argentina)	33,313	—	—	—	33,313
Núcleo´s licenses	8,053	292	(298)	—	8,047
Customer relationship	44,461	—	(70)	(39)	44,352
Brands	41,978	—	—	—	41,978
Incremental Cost from the acquisitions of contracts	7,898	2,342	(39)	(5,133)	5,068
Content activation	—	135	—	—	135
Other	5,847	513	(7)	—	6,353
Total	211,834	3,282	(414)	(5,172)	209,530

	Accumulated				Accumulated	Net
	amortization				amortization	carrying
	as of		Currency		as of	value as of
	December 31,		translation		December 31,	December 31,
	2020	Amortization	adjustments	Decreases	2021	2021
3G/4G licenses	(13,616)	(4,804)	—	—	(18,420)	51,864
PCS and SRCE licenses (Argentina)	—	—	—	—	—	33,313
Núcleo´s licenses	(829)	(520)	4	—	(1,345)	6,702
Customer relationship	(21,375)	(6,915)	—	39	(28,251)	16,101
Brands	(326)	(13)	—	—	(339)	41,639
Incremental Cost from the acquisitions of contracts	(5,366)	(2,659)	—	5,133	(2,892)	2,176
Content activation	—	(72)	—	—	(72)	63
Other	(3,890)	(575)	(7)	—	(4,472)	1,881
Total	(45,402)	(15,558)	(3)	5,172	(55,791)	153,739

Details on the nature and movements of intangible assets as of December 31, 2020 are as follows:

	Gross value as of		Currency		Gross value as
	December 31,		translation		of December 31,
	2019	CAPEX	adjustments	Decreases	2020
3G/4G licenses	70,284	—	—	—	70,284
PCS and SRCE licenses (Argentina)	33,313	—	—	—	33,313
Núcleo´s licenses	8,170	—	(117)	—	8,053
Customer relationship	44,523	—	(30)	(32)	44,461
Brands	41,978	—	—	—	41,978
Incremental Cost from the acquisitions of contracts	7,579	2,663	(23)	(2,321)	7,898
Other	5,058	795	(6)	—	5,847
Total	210,905	3,458	(176)	(2,353)	211,834

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as of	value as of
	December 31,		translation		December 31,	December 31,
	2019	Amortization	adjustments	Decreases	2020	2020
3G/4G licenses	(8,812)	(4,804)	—	—	(13,616)	56,668
PCS and SRCE licenses (Argentina)	—	—	—	—	—	33,313
Núcleo´s licenses	(574)	(264)	9	—	(829)	7,224
Customer relationship	(14,354)	(7,059)	6	32	(21,375)	23,086
Brands	(312)	(14)	—	—	(326)	41,652
Incremental Cost from the acquisitions of contracts	(4,346)	(3,346)	5	2,321	(5,366)	2,532
Other	(3,333)	(569)	12	—	(3,890)	1,957
Total	(31,731)	(16,056)	32	2,353	(45,402)	166,432

Movements in the impairment of Intangible assets are as follows:

	Years ended December 31,
	2021	2020
At the beginning of the year	(9,413)	(9,537)
Additions	(212)	(325)
Decreases	—	449
At the end of the year	(9,625)	(9,413)